COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY


      SUPPLEMENT TO THE COLUMBIA FUNDS' STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 13, 2003


The Funds' Statement of Additional Information is revised as follows:

         The following sub-heading and paragraph are added to the section entitled "Programs for Reducing or Eliminating Sales Charges" in the Statement of Additional Information for the Columbia Funds.

         NAV Transfer Program. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex within the last 48 months and have been charged either a front-end load or other sales charge (i.e. CDSC) on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Funds, without incurring an additional sales charge. This NAV transfer program is limited to redemption proceeds of less than $1 million. The purchase of Class A shares of the Funds from the proceeds of those redemptions which were previously subject to an upfront-sales load must be made within 60 days from the date of the redemption (12 months in the case of redemption proceeds that paid a CDSC). This NAV transfer program shall be available for purchases by eligible investors through participating FSFs through December 31, 2003. Class A shares are subject to a 12b-1 distribution and service fee.


COL-35/531Q-1103                                              November 24, 2003